Real Estate Assets, Net - Narrative (FY) (Details) - USD ($)			12 Months Ended
	Mar. 19, 2020	May 30, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Payments for asset acquisitions	$ 103,600,000
Cottonwood West Palm (formerly "Luma at West Palm Beach")
Business Acquisition [Line Items]
Payments for asset acquisitions		$ 66,923,500
Weighted average useful life of acquired intangible assets (in years)		6 months
Cottonwood West Palm (formerly "Luma at West Palm Beach") | Building Improvements
Business Acquisition [Line Items]
Capitalization of building improvements			$ 190,000